Risk Management - Disclosure of management adjustments to models for impairment of assets held for sale (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,204,773)	£ (1,172,063)
Proportion of management adjustments to total impairment allowance	(0.80%)	(0.40%)
Non-current assets/liabilities held for sale
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Proportion of management adjustments to total impairment allowance	6.70%	13.00%
Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 3,860	£ 4,514
Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,860	4,514
Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	3,889	4,532
Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(29)	(18)
Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	16
Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(29)	(34)
Accumulated impairment | Non-current assets/liabilities held for sale | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	496	238
Accumulated impairment | Non-current assets/liabilities held for sale | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	463	207
Accumulated impairment | Non-current assets/liabilities held for sale | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	31
Accumulated impairment | Non-current assets/liabilities held for sale | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Accumulated impairment | Non-current assets/liabilities held for sale | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	33	31
Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	300	0
Retail credit cards
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (19,749)	£ (24,511)
Proportion of management adjustments to total impairment allowance	(0.90%)	0.30%
Retail credit cards | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (2,192)	£ (2,034)
Proportion of management adjustments to total impairment allowance	13.70%	11.20%
Retail credit cards | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (5,970)
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Retail credit cards | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 2,557	£ 2,776	£ 2,276
Retail credit cards | Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,607	2,861
Retail credit cards | Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	2,630	2,852
Retail credit cards | Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(23)	9
Retail credit cards | Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(23)	9
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	116	124
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	117	125
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	101	111
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16	14
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	16	14
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	271	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	277	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	277	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail credit cards | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (3,918)	£ (3,366)
Proportion of management adjustments to total impairment allowance	11.10%	(19.20%)
Retail other | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (1,328)	£ (1,821)
Proportion of management adjustments to total impairment allowance	17.50%	15.00%
Retail other | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 31	£ 45	238
Retail other | Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	36	52
Retail other | Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	32	62
Retail other | Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4	(10)
Retail other | Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	4	(10)
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	97	112
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	97	113
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	80	96
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	17
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Retail other | Accumulated impairment | Non-current assets/liabilities held for sale | German Consumer Finance portfolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	17	17
Corporate loans
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (116,204)	£ (110,322)
Proportion of management adjustments to total impairment allowance	(0.50%)	(1.20%)
Corporate loans | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ (54)
Proportion of management adjustments to total impairment allowance	0.00%	0.00%
Corporate loans | Accumulated impairment
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 791	£ 836	£ 872
Corporate loans | Accumulated impairment | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,156	1,217
Corporate loans | Accumulated impairment | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	1,162	1,231
Corporate loans | Accumulated impairment | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(14)
Corporate loans | Accumulated impairment | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	16
Corporate loans | Accumulated impairment | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	(6)	(30)
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Total impairment allowance
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Impairment allowance pre management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	5	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Management adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Economic uncertainty adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	0	0
Corporate loans | Accumulated impairment | Non-current assets/liabilities held for sale | Co-branded Card portolio | Other adjustments
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
Loans and advances	£ 0	£ 0